Commitments and Contingencies - FP Land LLC (FP Land LLC, predecessor business)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
FP Land LLC, predecessor business
Commitments and Contingencies

Note 6—Commitments and Contingencies

The Company is not currently subject to any known material commitments or contingencies from its business operations, nor to any material known or threatened litigation.

Note 6—Commitments and Contingencies

        The Company is not currently subject to any known material commitments or contingencies from its business operations, nor to any material known or threatened litigation.